Supplemental Financial Statement Information - Other Non-operating Income (Expense) (Details) - USD ($) $ in Millions	3 Months Ended				12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other Nonoperating Income (Expense) [Abstract]
Rent, royalty income and other income					$ 2.9	$ 3.1	$ 3.5
Gains from disposal of property, plant and equipment, net					90.7	1.3	0.5
Income (loss) from equity method investments					(10.7)	(1.0)	0.0
Loss on sale of businesses, net					(1.9)	0.0	0.0
Gain on joint venture deconsolidation				$ 15.9	0.0	15.9	0.0
Non-cash joint venture impairment charge	$ (11.4)				(11.4)	0.0	0.0
Other					0.1	1.2	0.0
Other income, net					69.7	$ 20.5	$ 4.0
Gain from sale of certain oil and gas rights		$ 62.4	$ 29.3		$ 91.7